Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accounts Payable
Suppliers, repairers	$ 8,394	$ 8,613
Insurers, agents, brokers	1,448	1,843
Other creditors	1,353	2,054
Total	$ 11,195	$ 12,510